RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Mar. 22, 2022	Feb. 01, 2022	Jan. 31, 2022	Jan. 24, 2022	Oct. 31, 2021	Oct. 02, 2021	Mar. 22, 2021
Administrative Services Arrangement Paid Amount	$ 210,000	$ 120,000
Administrative Services Expenses	90,000
Related Party Loans	$ 1,500,000	$ 1,500,000
Warrant Convertible Price Per Share	$ 1	$ 1
Advance From Related Party Loans	$ 760,000	$ 760,000
Sponsor [Member]
Related Party Loans			$ 800,000						$ 800,000
Advance From Related Party Loans	777,294	485,900
Related Party, Amount Outstanding	0	239,825							$ 0
Service Expenses	$ 10,000	$ 10,000
Wabash Enterprises LLC [Member] | Royalty Management Corporation [Member]
Convertible Note						$ 50,000
Warrants issued						1,924
Westside Advisors LLC [Member] | Royalty Management Corporation [Member]
Convertible Note							$ 2,000,000
Warrants issued							6,924
T Squared Partners LP [Member] | Royalty Management Corporation [Member]
Convertible Note					$ 50,000			$ 250,000
Warrants issued					1,924			9,616
White River Holdings LLC [Member] | Royalty Management Corporation [Member]
Convertible Note				$ 10,000
Warrants issued				385
First Frontier Capital LLC [Member] | Royalty Management Corporation [Member]
Convertible Note				$ 10,000
Warrants issued				385